SCOPE OF CONSOLIDATION - Assets Held for Sale (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 02, 2018 offer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment loss recognised in profit or loss		$ 994	$ 206	$ 205
Cash and cash equivalents		2,172	2,574	$ 2,501	$ 4,002
Trade accounts receivable, prepaid expenses and other current assets		68	41
Trade accounts receivable and other		4,432	3,863
Inventories		20,744	17,986
Total current assets		32,475	26,745
Property, plant and equipment		35,638	36,971
Financial assets at fair value through other comprehensive income		3,360	2,234
Total non-current assets		58,774	58,552
Total assets		91,249	85,297
Trade accounts payable and other		13,981	13,428
Accrued expenses and other liabilities		4,709	4,505
Total current liabilities		23,455	21,410
Long-term debt, net of current portion		9,316	10,143
Other long-term liabilities		3,019	963
Total non-current liabilities		23,686	23,032
Total liabilities		47,141	44,442
Ilva remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment loss recognised in profit or loss		888
Disposal groups classified as held for sale
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		10
Trade accounts receivable, prepaid expenses and other current assets		319
Trade accounts receivable and other			23
Inventories		1,034	46
Total current assets		1,363	69
Property, plant and equipment		716	110
Financial assets at fair value through other comprehensive income		32
Total non-current assets		748	110
Total assets		2,111	179
Trade accounts payables, accrued expenses and other liabilities		563
Trade accounts payable and other			22
Accrued expenses and other liabilities			7
Total current liabilities		563	29
Long-term debt, net of current portion		77
Other long-term liabilities		181
Long-term provisions			21
Total non-current liabilities		258	21
Total liabilities		821	50
Disposal groups classified as held for sale | Ostrava and Galati Dudelange and Liège divestment package
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Number of binding offers received | offer	2
Disposal groups classified as held for sale | Ilva remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		10
Trade accounts receivable, prepaid expenses and other current assets		291
Inventories		1,011
Total current assets		1,312
Property, plant and equipment		638
Financial assets at fair value through other comprehensive income		32
Total non-current assets		670
Total assets		1,982
Trade accounts payables, accrued expenses and other liabilities		542
Total current liabilities		542
Long-term debt, net of current portion		77
Other long-term liabilities		164
Total non-current liabilities		241
Total liabilities		783
Disposal groups classified as held for sale | Steelton
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		0
Trade accounts receivable, prepaid expenses and other current assets		28
Trade accounts receivable and other			23
Inventories		23	21
Total current assets		51	44
Property, plant and equipment		78	76
Financial assets at fair value through other comprehensive income		0
Total non-current assets		78	76
Total assets		129	120
Trade accounts payables, accrued expenses and other liabilities		21
Trade accounts payable and other			17
Accrued expenses and other liabilities			5
Total current liabilities		21	22
Long-term debt, net of current portion		0
Other long-term liabilities		17
Long-term provisions			17
Total non-current liabilities		17	17
Total liabilities		$ 38	39
Disposal groups classified as held for sale | Frýdek Místek
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Trade accounts receivable and other			0
Inventories			25
Total current assets			25
Property, plant and equipment			34
Total non-current assets			34
Total assets			59
Trade accounts payable and other			5
Accrued expenses and other liabilities			2
Total current liabilities			7
Long-term provisions			4
Total non-current liabilities			4
Total liabilities			$ 11